Condensed Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,090,787	$ 1,661,085
Prepaid expenses	341,250	578,413
Total Current Assets	1,432,037	2,239,498
Cash and investments held in Trust Account	400,214,519	400,085,104
TOTAL ASSETS	401,646,556	402,324,602
LIABILITIES AND SHAREHOLDERS' DEFICIT
Current liabilities—accounts payable and accrued expenses	3,149,381	118,353
Warrant liability	19,825,000	46,970,000
Deferred underwriting fee payable	13,125,000	13,125,000
Total Liabilities	36,099,381	60,213,353
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 40,000,000 shares at $10.00 per share redemption value at September 30, 2021 and December 31, 2020		400,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital		0
Accumulated deficit	(34,453,825)	(57,889,751)
Total Shareholders' Deficit	(34,452,825)	(57,888,751)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	401,646,556	402,324,602
Common Class A [Member]
LIABILITIES AND SHAREHOLDERS' DEFICIT
Class A ordinary shares subject to possible redemption, 40,000,000 shares at $10.00 per share redemption value at September 30, 2021 and December 31, 2020	400,000,000	400,000,000
Shareholders' Deficit
Common stock value
Common Class B [Member]
Shareholders' Deficit
Common stock value	$ 1,000	$ 1,000